TURNER FUNDS

TURNER SPECTRUM FUND

Institutional Class

Investor Class

Supplement dated May 25, 2010

to the Prospectus dated January 31, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Freda Drechsler has replaced Jennifer Boden on the portfolio management team for the Market Neutral Strategy within the Turner Spectrum Fund.

Freda (Qingyi) Song Drechsler, PhD, Quantitative Research Manager, is co-manager of the Market Neutral Strategy within the Spectrum Fund.  Ms. Drechsler joined Turner in 2009. Ms. Drechsler is also co-manager of the Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. She has one year of investment experience.

In accordance with this change, the last sentence of the first paragraph under the heading “Portfolio Managers” on page 37 and the last sentence of the second paragraph on page 47 of the Prospectus are deleted and replaced with the following:

“The Market Neutral Strategy is managed by a team lead by Robert E. Turner with co-managers Freda Drechsler, Christopher K. McHugh, Heather McMeekin and Jason D. Schrotberger.”

The third sentence of the second paragraph under the heading “Portfolio Managers” on Page 37 is deleted and replaced with the following:

“Freda Drechsler, Quantitative Research Manager, joined Turner in 2009.”

The fifth paragraph under the heading “Portfolio Managers” on page 47 is deleted.

The following sentence is added after the second sentence of the seventh paragraph under the heading “Portfolio Managers” on page 47:

“She is also co-manager of the Market Neutral Strategy in the Spectrum Fund.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-F-30-21)

TURNER FUNDS

TURNER SPECTRUM FUND

Institutional Class

Investor Class

Supplement dated May 25, 2010

to the Statement of Additional Information (“SAI”) dated January 31, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Freda Drechsler has replaced Jennifer Boden on the portfolio management team for the Market Neutral Strategy within the Turner Spectrum Fund.  Additionally, Robert E. Turner resigned as a Trustee effective May 20, 2010.  On May 20, 2010, the Board of Trustees appointed Thomas R. Trala, Jr. to fill the vacancy created by Mr. Turner’s resignation.  Additionally, on May 20, 2010, the Trustees approved a revised compensation structure as discussed below.

Freda (Qingyi) Song Drechsler, PhD, Quantitative Research Manager, is co-manager of the Market Neutral Strategy within the Spectrum Fund.  Ms. Drechsler joined Turner in 2009. Ms. Drechsler is also co-manager of the Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. She has one year of investment experience.

In accordance with these changes, the information regarding Ms. Boden on page 53 is deleted and replaced with the following:

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Freda Drechsler (Co-Manager)	2 Accounts $56 million	7 Accounts $50 million	1 Account $800 thousand	NONE	$0	2 Accounts	$15 million	NONE	$0

The information regarding Ms. Boden under the Spectrum Fund heading on page 55 is deleted and replaced with the following:

Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
Freda Drechsler	None

The information regarding Mr. Turner on page 60 is deleted and replaced with the following:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Thomas R. Trala, Jr. (43)	Trustee (since 2010)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	13	None

* Mr. Trala is deemed to be an interested Trustee by virtue of his relationship with Turner.

The information regarding Mr. Turner on page 64 is deleted and replaced with the following:

Name	Dollar Range of Fund Shares (Fund Only)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Thomas R. Trala, Jr.(1)	Emerging Growth Fund – $1 - $10,000 Spectrum Fund – Over $100,000	Over $100,000

(1)  Mr. Trala is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his relationship with Turner.

The first paragraph under the heading “Compensation” on pages 64-65 is deleted and replaced with the following:

The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Advisers.  Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009.  Effective May 20, 2010, the independent Trustees receive an annual retainer of $40,000 ($50,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,500 ($6,000 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $5,000 ($7,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($6,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value telephone meeting and $2,000 for telephone meetings with counsel.  Also, independent Trustees receive $5,000 for participating in a full day of Turner business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation.   Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $165,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2009, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2009	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2009
Interested Trustee
Robert Turner(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$98,250	—	—	$98,250
Janet F. Sansone(2)	$0	—	—	$0
John T. Wholihan(2)	$70,000	—	—	$70,000
Brian F. McNally(3)	$165,000	—	—	$165,000

(1) Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2) Member of the Audit Committee.

(3)  Chief Compliance Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAI-30-22)

TURNER FUNDS

TURNER SPECTRUM FUND

Class C Shares

Supplement dated May 25, 2010

to the Prospectus dated January 31, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Freda Drechsler has replaced Jennifer Boden on the portfolio management team for the Market Neutral Strategy within the Turner Spectrum Fund.

Freda (Qingyi) Song Drechsler, PhD, Quantitative Research Manager, is co-manager of the Market Neutral Strategy within the Spectrum Fund.  Ms. Drechsler joined Turner in 2009. Ms. Drechsler is also co-manager of the Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. She has one year of investment experience.

In accordance with this change, the last sentence of the first paragraph under the heading “Portfolio Managers” on page 4 and the last sentence of the second paragraph under the heading “Portfolio Managers” on page 8 of the Prospectus are deleted and replaced with the following:

“The Market Neutral Strategy is managed by a team lead by Robert E. Turner with co-managers Freda Drechsler, Christopher K. McHugh, Heather McMeekin and Jason D. Schrotberger.”

The third sentence of the second paragraph under the heading “Portfolio Managers” on Page 4 is deleted and replaced with the following:

“Freda Drechsler, Quantitative Research Manager, joined Turner in 2009.”

The sixth paragraph under the heading “Portfolio Managers” on page 8 is deleted and replaced with the following:

“Freda (Qingyi) Song Drechsler, PhD, Quantitative Research Manager, is co-manager of the Market Neutral Strategy.  Ms. Drechsler joined Turner in 2009. Ms. Drechsler is also co-manager of the Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. She has one year of investment experience.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-F-14-02)

TURNER FUNDS

TURNER SPECTRUM FUND

Class C Shares

Supplement dated May 25, 2010

to the Statement of Additional Information (“SAI”) dated January 31, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Freda Drechsler has replaced Jennifer Boden on the portfolio management team for the Market Neutral Strategy within the Turner Spectrum Fund.  Additionally, Robert E. Turner resigned as a Trustee effective May 20, 2010.  On May 20, 2010, the Board of Trustees appointed Thomas R. Trala, Jr. to fill the vacancy created by Mr. Turner’s resignation.  Additionally, on May 20, 2010, the Trustees approved a revised compensation structure as discussed below.

Freda (Qingyi) Song Drechsler, PhD, Quantitative Research Manager, is co-manager of the Market Neutral Strategy within the Spectrum Fund.  Ms. Drechsler joined Turner in 2009. Ms. Drechsler is also co-manager of the Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. She has one year of investment experience.

In accordance with these changes, the information regarding Ms. Boden on page 34 is deleted and replaced with the following:

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a)(1) Portfolio	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Freda Drechsler (Co-Manager)	2 Accounts $56 million	7 Accounts $50 million	1 Account $800 thousand	NONE	$0	2 Accounts	$15 million	NONE	$0

The information regarding Ms. Boden on page 35 is deleted and replaced with the following:

Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
Freda Drechsler	None

The information regarding Mr. Turner on page 40 is deleted and replaced with the following:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Thomas R. Trala, Jr. (43)	Trustee (since 2010)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	13	None

* Mr. Trala is deemed to be an interested Trustee by virtue of his relationship with Turner.

The information regarding Mr. Turner on page 43 is deleted and replaced with the following:

Name	Dollar Range of Fund Shares (Fund Only)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Thomas R. Trala, Jr.(1)	Spectrum Fund — Over $100,000	Over $100,000

(1)  Mr. Trala is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his relationship with Turner.

The first paragraph under the heading “Compensation” on pages 43-44 is deleted and replaced with the following:

The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Advisers.  Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009.  Effective May 20, 2010, the independent Trustees receive an annual retainer of $40,000 ($50,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,500 ($6,000 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $5,000 ($7,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($6,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value telephone meeting and $2,000 for telephone meetings with counsel.  Also, independent Trustees receive $5,000 for participating in a full day of Turner business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation.  Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $165,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2009, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2009	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2009
Interested Trustee
Robert Turner(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$98,250	—	—	$98,250
Janet F. Sansone(2)	$0	—	—	$0
John T. Wholihan(2)	$70,000	—	—	$70,000
Brian F. McNally(3)	$165,000	—	—	$165,000

(1) Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2) Member of the Audit Committee.

(3)  Chief Compliance Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAI-14-02)

TURNER FUNDS

TURNER QUANTITATIVE BROAD MARKET EQUITY FUND

TURNER QUANTITATIVE LARGE CAP VALUE FUND

Institutional Class

Investor Class

Supplement dated May 25, 2010

to the

Prospectus dated January 31, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Freda Drechsler has assumed the responsibilities of Jennifer Boden as a portfolio manager to the Turner Quantitative Broad Market Equity and Turner Quantitative Large Cap Value Funds.

Freda (Qingyi) Song Drechsler, PhD, Quantitative Research Manager, joined Turner in 2009.  Ms. Drechsler is co-manager of the Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. She is also co-manager of the Market Neutral Strategy within the Spectrum Fund.  She has one year of investment experience.

As a result of this change, all information regarding Ms. Boden is hereby removed from the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-F-30-22)

TURNER FUNDS

TURNER QUANTITATIVE BROAD MARKET EQUITY FUND

TURNER QUANTITATIVE LARGE CAP VALUE FUND

TURNER CONCENTRATED GROWTH FUND

TURNER CORE GROWTH FUND

TURNER EMERGING GROWTH FUND

TURNER LARGE CAP GROWTH FUND

TURNER MIDCAP GROWTH FUND

TURNER NEW ENTERPRISE FUND

TURNER SMALL CAP GROWTH FUND

TURNER INTERNATIONAL CORE GROWTH FUND

TURNER SMALL CAP EQUITY FUND

Institutional Class

Investor Class

Supplement dated May 25, 2010

to the Statement of Additional Information (“SAI”) dated January 31, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Freda Drechsler has assumed the responsibilities of Jennifer Boden as a portfolio manager to the Turner Quantitative Broad Market Equity and Turner Quantitative Large Cap Value Funds. Additionally, Robert E. Turner resigned as a Trustee effective May 20, 2010.  On May 20, 2010, the Board of Trustees appointed Thomas R. Trala, Jr. to fill the vacancy created by Mr. Turner’s resignation.  Additionally, on May 20, 2010, the Trustees approved a revised compensation structure as discussed below.

Freda (Qingyi) Song Drechsler, PhD, Quantitative Research Manager, joined Turner in 2009.  Ms. Drechsler is co-manager of the Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. She is also co-manager of the Market Neutral Strategy within the Spectrum Fund.  She has one year of investment experience.

In accordance with these changes, the information regarding Ms. Boden on pages 48 and 50, and under the Quantitative Broad Market Equity Fund and Quantitative Large Cap Value Fund headings on page 55 is deleted.

The information regarding Mr. Turner on page 60 is deleted and replaced with the following:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Thomas R. Trala, Jr. (43)	Trustee (since 2010)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	13	None

* Mr. Trala is deemed to be an interested Trustee by virtue of his relationship with Turner.

The information regarding Mr. Turner on page 64 is deleted and replaced with the following:

Name	Dollar Range of Fund Shares (Fund Only)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee

Thomas R. Trala, Jr.(1)	Emerging Growth Fund – $1 - $10,000 Spectrum Fund – Over $100,000	Over $100,000

(1)  Mr. Trala is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his relationship with Turner.

The first paragraph under the heading “Compensation” on pages 64-65 is deleted and replaced with the following:

The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Advisers.  Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009.  Effective May 20, 2010, the independent Trustees receive an annual retainer of $40,000 ($50,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,500 ($6,000 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $5,000 ($7,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($6,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value telephone meeting and $2,000 for telephone meetings with counsel.  Also, independent Trustees receive $5,000 for participating in a full day of Turner business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation.   Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $165,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2009, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2009	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2009
Interested Trustee
Robert Turner(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$98,250	—	—	$98,250
Janet F. Sansone(2)	$0	—	—	$0
John T. Wholihan(2)	$70,000	—	—	$70,000
Brian F. McNally(3)	$165,000	—	—	$165,000

(1)    Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)    Member of the Audit Committee.

(3)    Chief Compliance Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAI-30-23)

TURNER FUNDS

TURNER GLOBAL OPPORTUNITIES FUND

Institutional Class

Investor Class

Supplement dated May 25, 2010

to the Statement of Additional Information (“SAI”) dated May 5, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Robert E. Turner resigned as a Trustee effective May 20, 2010.  On May 20, 2010, the Board of Trustees appointed Thomas R. Trala, Jr. to fill the vacancy created by Mr. Turner’s resignation.  Additionally, on May 20, 2010, the Trustees approved a revised compensation structure as discussed below.

In accordance with these changes, the information regarding the Interested and Non-Interested Trustees on page 32 is deleted and replaced with the following:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Thomas R. Trala, Jr. (43)	Trustee (since 2010)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	13	None
Non-Interested Trustees
Alfred C. Salvato (51)	Chairman of the Board (since 2004); Trustee (since 1996)	Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	13	None
Janet F. Sansone (64)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2009); Self-employed Consultant (since 1999).	13	None
John T. Wholihan (72)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), Loyola Marymount University.	13	None

* Mr. Trala is deemed to be an interested Trustee by virtue of his relationship with Turner.

The information regarding Mr. Turner on page 34 is deleted and replaced with the following:

Thomas R. Trala, Jr.    Mr. Trala has been a Trustee since 2010.  He is the Chief Operating and Financial Officer of the Adviser.  Mr. Trala has 20 years of investment related experience.

The information regarding Mr. Turner on page 36 is deleted and replaced with the following:

Name	Dollar Range of Fund Shares (Fund Only)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Thomas R. Trala, Jr.(1)	—	Over $100,000

(1)  Mr. Trala is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his relationship with Turner.

The first paragraph under the heading “Compensation” on page 37 is deleted and replaced with the following:

The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Advisers.  Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009.  Effective May 20, 2010, the independent Trustees receive an annual retainer of $40,000 ($50,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,500 ($6,000 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $5,000 ($7,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($6,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value telephone meeting and $2,000 for telephone meetings with counsel.  Also, independent Trustees receive $5,000 for participating in a full day of Turner business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation.   Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $165,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2009, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2009	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2009
Interested Trustee
Robert Turner(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$98,250	—	—	$98,250
Janet F. Sansone(2)	$0	—	—	$0
John T. Wholihan(2)	$70,000	—	—	$70,000
Brian F. McNally(3)	$165,000	—	—	$165,000

(1)     Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)     Member of the Audit Committee.

(3)        Chief Compliance Officer.

(TUR-SAI-15-02)